Concentrations (Tables)	12 Months Ended
Sep. 30, 2022
Concentrations [Abstract]
Schedule of total accounts receivable
	As of September 30, 2021		As of September 30, 2022
Customers	Amount	% of Total	Amount	% of Total
A	$1,253,742	18%	$1,520,966	20%
B	1,083,605	16%	1,354,509	18%
C	863,626	12%	1,350,323	18%
D	1,289,276	19%	*	*
E	1,102,586	16%	*	*
Total	$5,592,834	81%	$4,225,798	56%

*	The percentage is below 10%.

Schedule of total accounts payable
	As of September 30, 2021			As of September 30, 2022
Suppliers	Amount		% of Total	Amount	% of Total
A	$	*	*	$191,645	24%
B		*	*	159,767	20%
C		*	*	114,993	15%
Total		$-	-	$466,405	59%

*	The percentage is below 10%.

Schedule of total revenues
	Year Ended September 30, 2020			Year Ended September 30, 2021			Year Ended September 30, 2022
Customers	Amount		% of Total	Amount		% of Total	Amount	% of Total
F	$	*	*	$	*	*	$2,045,462	12%
A		*	*		2,230,798	10%	*	*
D		*	*		3,062,302	13%	*	*
E		4,065,411	24%		*	*	*	*
Total		$4,065,411	24%		$5,293,100	23%	$2,045,462	12%

*	The percentage is below 10%.

Schedule of each supplier that accounted total purchase
	Year Ended September 30, 2020			Year Ended September 30, 2021			Year Ended September 30, 2022
Suppliers	Amount		% of Total	Amount		% of Total	Amount	% of Total
D	$	*	*	$	*	*	$2,188,426	10%
E		*	*		3,485,941	16%	*	*
F		*	*		2,420,798	11%	*	*
G		4,320,110	26%		*	*	*	*
H		2,141,144	13%		*	*	*	*
Total		$6,461,254	39%		$5,906,739	27%	$2,188,426	10%

*	The percentage is below 10%.